Note 14 - Property and equipment, net (Detail) - Property and equipment, net (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost
Property and Equipment, Gross	$ 19,150,266	$ 18,297,834
Less: Accumulated depreciation	(7,389,435)	(7,102,402)
	11,760,831	11,195,432
Building [Member]
Cost
Property and Equipment, Gross	10,796,663	10,175,880
Computer Equipment [Member]
Cost
Property and Equipment, Gross	4,580,317	4,694,360
Office Equipment [Member]
Cost
Property and Equipment, Gross	2,218,736	1,689,664
Leasehold Improvements [Member]
Cost
Property and Equipment, Gross	1,220,299	1,426,775
Vehicles [Member]
Cost
Property and Equipment, Gross	$ 334,251	$ 311,155